UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 5900 Wilshire Blvd.
         Suite 2300
         Los Angeles, CA  90036

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     323-634-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     April 28, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $37,133 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579y101     1154    23218 SH       SOLE                    23218        0        0
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     1320    50607 SH       SOLE                    50607        0        0
AMGEN INC                      COM              031162100      992    20041 SH       SOLE                    20041        0        0
APPLE INC                      COM              037833100     1056    10050 SH       SOLE                    10050        0        0
BIOGEN IDEC INC                COM              09062X103     1194    22770 SH       SOLE                    22770        0        0
BROADCOM CORP                  CL A             111320107     1660    83095 SH       SOLE                    83095        0        0
CHEVRON CORP NEW               COM              166764100     1130    16803 SH       SOLE                    16803        0        0
CISCO SYS INC                  COM              17275R102     1746   104137 SH       SOLE                   104137        0        0
COLGATE PALMOLIVE CO           COM              194162103     1280    21701 SH       SOLE                    21701        0        0
FAMOUS DAVES AMER INC          COM              307068106      149    47333 SH       SOLE                    47333        0        0
INDIA FD INC                   COM              454089103     1146    67707 SH       SOLE                    67707        0        0
ISHARES TR                     S&P GBL TELCM    464287275     1074    24515 SH       SOLE                    24515        0        0
ISHARES TR                     DJ US ENERGY     464287796      924    36450 SH       SOLE                    36450        0        0
ISHARES TR                     RUSSELL 3000     464287689     4478    97597 SH       SOLE                    97597        0        0
ISHARES TR                     S&P NA SEMICND   464287523      971    31171 SH       SOLE                    31171        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      532    14144 SH       SOLE                    14144        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     1035    41700 SH       SOLE                    41700        0        0
ISHARES TR                     DJ BROKER-DEAL   464288794     1362    68201 SH       SOLE                    68201        0        0
JOHNSON & JOHNSON              COM              478160104     1624    30880 SH       SOLE                    30880        0        0
MEDTRONIC INC                  COM              585055106     1150    39013 SH       SOLE                    39013        0        0
ORACLE CORP                    COM              68389x105      921    50950 SH       SOLE                    50950        0        0
PEPSICO INC                    COM              713448108     1142    22178 SH       SOLE                    22178        0        0
PROCTER & GAMBLE CO            COM              742718109      947    20104 SH       SOLE                    20104        0        0
RESEARCH IN MOTION LTD         COM              760975102      699    16205 SH       SOLE                    16205        0        0
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308      246    11638 SH       SOLE                    11638        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369y209      317    13108 SH       SOLE                    13108        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605      606    68750 SH       SOLE                    68750        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369y803      315    20141 SH       SOLE                    20141        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464a714      730    31883 SH       SOLE                    31883        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     2100   118020 SH       SOLE                   118020        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     1154    25610 SH       SOLE                    25610        0        0
VERIFONE HLDGS INC             COM              92342Y109      370    54358 SH       SOLE                    54358        0        0
VISION-SCIENCES INC DEL        COM              927912105      630   492037 SH       SOLE                   492037        0        0
VITAL IMAGES INC               COM              92846N104      979    86847 SH       SOLE                    86847        0        0